Financial Risk Management - Market Risk - Foreign currency effects on the consolidated statement of earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canadian dollar
Financial Risk Management
Assets	$ 3,366.5	$ 1,938.1
Liabilities	(792.3)	(723.7)
Net asset (liability) exposure	2,574.2	1,214.4
Notional long (short) amount of foreign currency forward contracts	(2,734.6)	(1,387.0)
Net asset (liability) exposure after foreign currency forward contracts	(160.4)	(172.6)
Hypothetical change in pre-tax earnings (loss)	16.0	17.3
Hypothetical change in net earnings (loss)	17.0	16.2
Euro
Financial Risk Management
Assets	1,186.9	1,190.2
Liabilities	(1,489.0)	(1,503.6)
Net asset (liability) exposure	(302.1)	(313.4)
Notional long (short) amount of foreign currency forward contracts	(847.7)	(833.5)
Net asset (liability) exposure after foreign currency forward contracts	(1,149.8)	(1,146.9)
Hypothetical change in pre-tax earnings (loss)	115.0	114.7
Hypothetical change in net earnings (loss)	93.8	96.2
British pound sterling
Financial Risk Management
Assets	1,512.9	1,363.5
Liabilities	(2,022.6)	(2,048.3)
Net asset (liability) exposure	(509.7)	(684.8)
Notional long (short) amount of foreign currency forward contracts	(99.6)	(64.1)
Net asset (liability) exposure after foreign currency forward contracts	(609.3)	(748.9)
Hypothetical change in pre-tax earnings (loss)	60.9	74.8
Hypothetical change in net earnings (loss)	48.5	63.1
Indian rupee
Financial Risk Management
Assets	2,292.0	1,841.3
Liabilities	(284.9)	(220.9)
Net asset (liability) exposure	2,007.1	1,620.4
Notional long (short) amount of foreign currency forward contracts	3.8
Net asset (liability) exposure after foreign currency forward contracts	2,010.9	1,620.4
Hypothetical change in pre-tax earnings (loss)	(201.1)	(162.0)
Hypothetical change in net earnings (loss)	$ (189.7)	$ (160.1)
Foreign currency risk
Financial Risk Management
Sensitivity analysis, percentage of appreciation the U.S. dollar against foreign currency	10.00%